Schedule of Revenue Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Revenues, net	$ 58,344	$ 25,341	$ 21,711
Revenues Derived From Spot Charters [Member]
Product Information [Line Items]
Revenues, net	39,099	13,711	7,022
Revenues Derived From Time Charters [Member]
Product Information [Line Items]
Revenues, net	$ 19,245	$ 11,630	$ 14,689